Share Capital and Capital Surplus - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Share premium	₩ 463,825	₩ 463,825
Gain on disposal of treasury shares	808,994	806,114
Other capital surplus	399,971	140,349
Capital surplus	₩ 1,672,790	₩ 1,410,288